Segment Information - Financial Information By Reportable Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2014		Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 31, 2013		Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Net sales	$ 1,802.5		$ 1,758.4	$ 1,834.1	$ 1,644.0	$ 1,831.0		$ 1,713.3	$ 1,791.7	$ 1,663.7	$ 7,039.0		$ 6,999.7		$ 4,306.8
Segment income (loss)											1,021.7		902.3		483.5
Identifiable assets (1)	10,655.2					11,743.3					10,655.2		11,743.3
Depreciation											138.7		141.3		85.2
Amortization											114.0		134.1		74.9
Capital expenditures											129.6		170.0		94.5
Valves & Controls
Segment Reporting Information [Line Items]
Net sales											2,377.3		2,451.7		540.3
Segment income (loss)											345.1		297.5		40.7
Identifiable assets (1)	4,045.2	[1]				4,198.2	[1]				4,045.2	[1]	4,198.2	[1]
Depreciation											59.0		64.0		15.1
Amortization											53.4		69.3		21.7
Capital expenditures											45.9		67.2		21.9
Flow & Filtration Solutions [Member]
Segment Reporting Information [Line Items]
Net sales											1,603.1		1,651.8		1,451.5
Segment income (loss)											169.2		170.7		113.4
Identifiable assets (1)	2,040.0	[1]				2,311.7	[1]				2,040.0	[1]	2,311.7	[1]
Depreciation											23.7		23.4		22.1
Amortization											26.3		31.8		30.6
Capital expenditures											24.9		32.2		27.3
Water Quality Systems [Member]
Segment Reporting Information [Line Items]
Net sales											1,356.4		1,269.3		1,108.1
Segment income (loss)											242.9		220.1		174.8
Identifiable assets (1)	1,828.3	[1]				1,851.1	[1]				1,828.3	[1]	1,851.1	[1]
Depreciation											21.9		20.3		21.1
Amortization											14.4		7.8		6.3
Capital expenditures											20.6		31.5		22.0
Technical Solutions
Segment Reporting Information [Line Items]
Net sales											1,728.1		1,663.4		1,233.9
Segment income (loss)											358.2		322.4		232.2
Identifiable assets (1)	2,117.3	[1]				2,093.4	[1]				2,117.3	[1]	2,093.4	[1]
Depreciation											24.2		23.6		18.9
Amortization											19.9		25.2		16.2
Capital expenditures											24.0		16.2		13.5
All Other Segments
Segment Reporting Information [Line Items]
Net sales											(25.9)		(36.5)		(27.0)
Segment income (loss)											(93.7)		(108.4)		(77.6)
Identifiable assets (1)	624.4	[1]				1,288.9	[1]				624.4	[1]	1,288.9	[1]
Depreciation											9.9		10.0		8.0
Amortization											0		0		0.1
Capital expenditures											$ 14.2		$ 22.9		$ 9.8

[1]	All cash and cash equivalents and assets held for sale are included in “Other.”